WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 55.6%
Angola - 1.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000		$427,076	(a)

Argentina - 1.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020		8,197
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.000%)	0.125%	1/9/38	378,550		149,966
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	170,000		135,576	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		81,225	*(b)(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		67,602	*(b)(c)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	151,800		93,359	(b)

Total Argentina					535,925

Armenia - 0.6%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	200,000		194,280	(b)

Bahamas - 0.6%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	200,000		207,000	(b)

Bahrain - 1.4%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000		254,707	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000		187,379	(b)

Total Bahrain					442,086

Brazil - 1.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	61,000	BRL	9,686
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,720,000	BRL	350,251

Total Brazil					359,937

Colombia - 1.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000		193,478
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	240,000		248,890

Total Colombia					442,368

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.6%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	$189,250	(a)

Dominican Republic - 3.7%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	500,000	572,625	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	300,000	311,100	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	340,425	(b)

Total Dominican Republic				1,224,150

Ecuador - 1.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	37,781	21,242	(b)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	0.500%	7/31/35	356,052	251,017	(b)
Ecuador Government International Bond, Senior Notes, Step bond	0.500%	7/31/40	190,680	121,082	(b)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 5.000%)	0.500%	7/31/30	158,760	138,677	(b)

Total Ecuador				532,018

Egypt - 3.3%
Egypt Government International Bond, Senior Notes	5.750%	5/29/24	200,000	214,249	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	500,000	538,550	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	319,585	(b)

Total Egypt				1,072,384

El Salvador - 0.9%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	170,000	167,688	(b)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	150,000	143,250	(b)

Total El Salvador				310,938

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 2.3%
Ghana Government International Bond	10.750%	10/14/30	265,000		$337,617	(b)
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	200,000		202,068	(b)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000		205,023	(a)

Total Ghana					744,708

Guatemala - 0.7%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000		230,750	(b)

Indonesia - 2.3%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		430,503	(b)
Indonesia Treasury Bond	8.375%	9/15/26	509,000,000	IDR	40,137
Indonesia Treasury Bond	8.375%	3/15/34	3,660,000,000	IDR	284,165

Total Indonesia					754,805

Ivory Coast - 1.7%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	260,000	EUR	321,356	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		224,272	(b)

Total Ivory Coast					545,628

Jamaica - 0.9%
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		296,677

Jordan - 1.3%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	200,000		216,980	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		212,613	(b)

Total Jordan					429,593

Kenya - 1.4%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	200,000		221,131	(b)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	200,000		222,425	(b)

Total Kenya					443,556

Mexico - 1.5%
Mexican Bonos, Senior Notes	7.750%	11/23/34	3,400,000	MXN	182,952
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		318,378

Total Mexico					501,330

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Morocco - 0.6%
Morocco Government International Bond, Senior Notes	4.000%	12/15/50	200,000	$183,212	(b)

Nigeria - 2.3%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000	227,850	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	500,000	533,220	(a)

Total Nigeria				761,070

Oman - 1.9%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000	206,932	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000	210,210	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000	195,944	(a)

Total Oman				613,086

Panama - 1.3%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	200,000	221,794
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000	201,098

Total Panama				422,892

Paraguay - 0.7%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	228,802	(b)

Peru - 2.2%
Corp. Financiera de Desarrollo SA, Subordinated Notes (5.250 % to 7/15/24 then 3 mo. USD LIBOR + 5.605%)	5.250%	7/15/29	200,000	204,602	(a)(d)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000	451,095
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000	78,652

Total Peru				734,349

Philippines - 1.1%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000	372,680

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 2.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		$286,235	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	400,000		505,288	(b)

Total Qatar					791,523

Romania - 0.6%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		185,008	(a)

Russia - 2.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	13,938,000	RUB	193,499
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	200,000		253,785	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	200,000		263,712	(b)

Total Russia					710,996

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	200,000		223,114	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	200,000		212,800	(b)

Total Senegal					435,914

South Africa - 0.8%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		248,486

Supranational - 0.2%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	71,481

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		200,796

Ukraine - 2.9%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/25	200,000		222,139	(b)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	150,000	EUR	171,714	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		541,825	(b)

Total Ukraine					935,678

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 2.1%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000	$239,552	(b)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000	175,457	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000	275,676	(b)

Total United Arab Emirates				690,685

Uruguay - 2.2%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000	348,473
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	118,962
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	190,000	237,264

Total Uruguay				704,699

TOTAL SOVEREIGN BONDS (Cost - $17,632,545)				18,175,816

CORPORATE BONDS & NOTES - 42.3%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.3%
Ooredoo International Finance Ltd., Senior Notes	2.625%	4/8/31	200,000	202,274	(b)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	220,925	(b)

Total Diversified Telecommunication Services				423,199

Wireless Telecommunication Services - 1.8%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	180,000	188,771	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	390,000	393,237	(b)

Total Wireless Telecommunication Services				582,008

TOTAL COMMUNICATION SERVICES				1,005,207

CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 0.6%
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	213,700	(b)

Internet & Direct Marketing Retail - 1.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	200,000	194,736
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	185,396	(b)

Total Internet & Direct Marketing Retail				380,132

TOTAL CONSUMER DISCRETIONARY				593,832

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 12.2%
Oil, Gas & Consumable Fuels - 12.2%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	$232,766	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	150,000	178,305
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	239,067	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	259,195	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	263,870	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	290,398	(b)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	300,000	311,610	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	254,474	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	220,000	248,215
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	440,000	494,914
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	206,938	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	96,625
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	95,000	81,686
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	300,000	386,942	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	200,000	214,559	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000	220,252	(b)

TOTAL ENERGY				3,979,816

FINANCIALS - 10.6%
Banks - 8.3%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000	157,127	(b)
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	90,000	88,470	(b)(d)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	200,000	203,550	(b)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	292,470	(b)(d)(e)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	200,000	194,997	(b)
BBVA Bancomer SA, Senior Notes	1.875%	9/18/25	200,000	202,252	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	200,000	$204,790	(b)(d)(e)
NBK Tier 1 Financing Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	230,000	231,095	(b)(d)(e)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	640,000	720,648	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000	204,288	(b)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	213,768	(b)(d)

Total Banks				2,713,455

Diversified Financial Services - 1.7%
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	205,705	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	140,000	(a)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	211,695	(a)

Total Diversified Financial Services				557,400

Insurance - 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	207,450	(b)

TOTAL FINANCIALS				3,478,305

INDUSTRIALS - 2.7%
Construction & Engineering - 1.4%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L./Andean Telecom Partners Chile SpA, Senior Secured Notes	4.050%	4/27/26	250,000	251,750	(b)
Hutama Karya Persero PT	3.750%	5/11/30	200,000	212,500	(b)

Total Construction & Engineering				464,250

Transportation Infrastructure - 1.3%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	217,550	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	202,250	(b)

Total Transportation Infrastructure				419,800

TOTAL INDUSTRIALS				884,050

MATERIALS - 9.5%
Chemicals - 4.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	222,374	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	200,710	(b)

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	$246,589	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	236,350	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	206,956
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	200,000	215,500	(b)

Total Chemicals				1,328,479

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	3.875%	7/11/31	200,000	200,529	(b)

Containers & Packaging - 0.6%
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	200,000	192,700	(b)

Metals & Mining - 3.6%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	290,000	287,929	(b)
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	445,988	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	138,563
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	58,712
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	250,000	244,750	(b)

Total Metals & Mining				1,175,942

Paper & Forest Products - 0.6%
Inversiones CMPC SA, Senior Notes	3.000%	4/6/31	200,000	198,970	(b)

TOTAL MATERIALS				3,096,620

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	9/28/23	200,000	204,066	(a)

UTILITIES - 1.8%
Electric Utilities - 1.8%
Enel Chile SA, Senior Notes	4.875%	6/12/28	130,000	149,455
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	225,069	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	200,000	221,964	(a)

TOTAL UTILITIES				596,488

TOTAL CORPORATE BONDS & NOTES (Cost - $13,058,202)				13,838,384

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Chinese Yuan, Put @ 6.55CNY	JPMorgan Chase & Co.	11/12/21	500,000	500,000	$12,410
U.S. Dollar/Chinese Yuan, Put @ 6.45CNY	JPMorgan Chase & Co.	3/6/22	320,000	320,000	5,071
U.S. Dollar/Russian Ruble, Put @ 77.00RUB	Bank of America N.A.	7/19/21	330,000	330,000	16,399

TOTAL PURCHASED OPTIONS (Cost - $16,796)					33,880

TOTAL INVESTMENTS - 98.0% (Cost - $30,707,543)					32,048,080
Other Assets in Excess of Liabilities - 2.0%					648,262

TOTAL NET ASSETS - 100.0%					$32,696,342

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of May 31, 2021.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	11/12/21	7.11	CNY	500,000	500,000	$(305)
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	3/16/22	7.00	CNY	320,000	320,000	(1,121)
U.S. Dollar/Russian Ruble, Call	Bank of America N.A.	7/19/21	80.00	RUB	330,000	330,000	(858)
U.S. Dollar/Russian Ruble, Put	Bank of America N.A.	7/19/21	74.30	RUB	330,000	330,000	(7,015)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $17,958)							$(9,299)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CNY	— Chinese Yuan Renminbi
RUB	— Russian Ruble

At May 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	9	9/21	$1,398,475	$1,408,781	$(10,306)

At May 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	9,921,592	USD	132,558	Bank of America N.A.	6/15/21	$2,628
USD	167,420	RUB	12,379,000	Bank of America N.A.	6/15/21	(1,249)
USD	1,024,684	SAR	3,844,000	Bank of America N.A.	6/15/21	(174)
USD	508,962	EUR	426,386	Goldman Sachs Group Inc.	6/15/21	(11,170)
USD	634,679	SAR	2,381,000	Goldman Sachs Group Inc.	6/15/21	(125)
CNY	472,915	USD	71,997	JPMorgan Chase & Co.	6/15/21	2,205
USD	118,587	CNY	779,000	JPMorgan Chase & Co.	6/15/21	(3,641)
USD	350,657	BRL	1,982,090	Bank of America N.A.	7/15/21	(27,940)
MXN	1,644,000	USD	80,766	JPMorgan Chase & Co.	7/15/21	1,333
USD	411,222	IDR	6,070,862,696	JPMorgan Chase & Co.	7/15/21	(12,077)
USD	275,160	MXN	5,583,000	JPMorgan Chase & Co.	7/15/21	(3,648)
USD	160,000	RUB	12,352,000	Bank of America N.A.	7/20/21	(7,465)

Total						$(61,323)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At May 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chile Government International Bond, 3.240%, due 2/6/28	$500,000	12/20/24	0.464%	1.000% quarterly	$(9,490)	$11,759	$(21,249)
Qatar Government International Bond, 9.750%, due 6/15/30	500,000	12/20/24	0.266%	1.000% quarterly	(13,123)	12,087	(25,210)

Total	$1,000,000				$(22,613)	$23,846	$(46,459)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2021 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

14

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$18,175,816	—	$18,175,816
Corporate Bonds & Notes	—	13,838,384	—	13,838,384
Purchased Options	—	33,880	—	33,880

Total Investments	—	$32,048,080	—	$32,048,080

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,166	—	$6,166

Total	—	$32,054,246	—	$32,054,246

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$9,299	—	$9,299
Futures Contracts††	$10,306	—	—	10,306
Forward Foreign Currency Contracts††	—	67,489	—	67,489
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection††	—	46,459	—	46,459

Total	$10,306	$123,247	—	$133,553

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

16

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended May 31, 2021. The following transactions were effected in such company for the period ended May 31, 2021.

	Affiliate Value at February 28, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$722,264	722,264	$722,264	722,264	—	$2	—	—

17